Prepayments And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Prepayments and Other Current Assets
Prepayments and other current assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Prepayments for vehicles	403,116,119	712,544,814	111,813,830
Vehicles and telematics devices	54,725,824	131,722,840	20,670,188
Deposits held by third-parties	18,171,682	48,176,225	7,559,901
Other receivables from third parties	10,461,282	33,092,696	5,192,966
Accrued input value-added tax	26,623,275	22,922,301	3,597,009
Prepaid expenses	14,331,513	9,977,021	1,565,612
Interest receivables	4,889,508	5,655,031	887,398
Loan to suppliers	1,573,800	—	—
Others	24,467,956	18,857,709	2,959,187

	558,360,959	982,948,637	154,246,091